Protective Foundation (Details) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 USD ($)
Protective Foundation [Abstract]
Ordinary shares			$ 147,200,000
Preferred shares			$ 147,200,000
Price per share | € / shares	€ 0.12
Protective foundation percentege	100.00%
Reimburse expenses | €	€ 25	€ 45